Property and equipment, net	12 Months Ended
Dec. 31, 2013
Property and equipment, net [Abstract]
Property and equipment, net

Note 4 - Property and equipment, net:

Property and equipment, net consist of the following:

	At December 31,
	2013	2012
Furniture, fixtures and equipment	$6,382,710	$6,033,422
Leasehold improvements	17,897,561	23,767,148
Construction in progress	826,065	11,653
Restaurant supplies	602,261	592,583
	25,708,597	30,404,806
Less accumulated depreciation and amortization	12,263,184	16,769,324

Totals	$13,445,413	$13,635,482

Depreciation and amortization related to property and equipment included in continuing operations amounted to $1,598,080 and $7,329,860 in the years ended December 31, 2013 and 2012, respectively.